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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

Evergreen Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 2 of its series, Evergreen Equity Index Fund, Evergreen Strategic Value Fund for the year ended July 31, 2004. These 2 series have a July 31 fiscal year end.

Date of reporting period: July 31, 2004

Item 1 - Reports to Stockholders.

Equity Index Fund

Evergreen Equity Index Fund

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
37	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
38	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Equity Index Fund, which covers the twelve-month period ended July 31, 2004.

As we entered the investment period, our equity portfolio teams had to come to terms with two major developments in the financial markets. First, the equity markets had just experienced a dramatic turnaround during the first half of calendar 2003. Would these gains hold up? Secondly, since the investment period began on the heels of an incredibly volatile period for interest rates, how were our analysts to discount, or value, future earnings growth prospects? Given these developments, and our belief in the sustainability of the economic and profit expansions, we maintained our emphasis on the solid fundamentals supporting growth. In addition, we continued to focus on an accommodative monetary policy from the Federal Reserve, enabling our analysts to discount growth prospects at more "rational" interest rate levels.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. We also believed the improving trend for dividends would eventually play an important role in strengthening total return potential for equity investors. Therefore, the passage of this law not only bolstered our vision, but also supported the market's continued advances.

Increasingly comfortable with our views on the solid foundation for future economic growth, the next

LETTER TO SHAREHOLDERS continued

challenge was the level of interest rates. The unraveling of the "deflation trade" in bonds last summer brought the yield on the 10-year Treasury from a low of 3.1% in June to a peak of 4.6% in early August. While a volatile period, our belief in a continued accommodative stance from the Fed was strengthened by the absence of significant payroll growth. It was, and remains, our belief that until payrolls expand to the point that wage inflation emerges, the Fed will likely keep policy less stimulative, rather than more restrictive.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second half of calendar 2003, and we positioned portfolios to benefit from continued strength in the months ahead. Indeed, the solid fundamentals carried over into the first half of calendar 2004, with GDP growth of approximately 3.5% and corporate profit growth once again in excess of 20%. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates combined to dampen market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment for stocks. Conflicting signals on employment growth further increased the uncertainty plaguing the markets. Higher oil and gas prices ignited inflation fears. If that wasn't enough, the rancorous presidential election season provided yet another dose of concern for the markets.

While the equity markets may not appreciate uncertainty, the unknown has always been a condition of investing. As a result, we remind our investors of the importance of diversification, particularly within equity portfolios. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic

LETTER TO SHAREHOLDERS continued

and corporate fundamentals. Though fear may periodically dominate market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

We encourage our investors to maintain their long-term diversification strategies for their equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Nasdaq symbol	ESINX	ESIOX	ESECX	EVIIX	EVISX

Average annual return*

1 year with sales charge	6.05%	6.67%	10.66%	N/A	N/A

1 year w/o sales charge	12.51%	11.67%	11.66%	12.78%	12.51%

5 year	-3.89%	-3.85%	-3.48%	-2.50%	-2.76%

10 year	9.82%	10.00%	10.06%	10.64%	10.45%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and IS are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to 7/28/1998 is based on the performance of (1) Class Y of the fund's predecessor fund, Core Fund Equity Index Fund from 6/1/1991 through 7/27/1998 and (2) Class Y of Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Class IS prior to 7/28/1998 is based on the performance of (1) Class A of the fund's predecessor fund, Core Fund Equity Index Fund from 10/9/1996 to 7/27/1998, (2) Class Y of Core Fund Equity Index Fund from 6/1/1991 to 10/8/1996, and (3) Class Y of Viking Index Fund from 2/14/1985 through 5/31/1991. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Neither Class I nor Y pays a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Equity Index Fund Class A shares, versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 12.51% for the twelve-month period ended July 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Standard & Poor's 500 Index (S&P 500), returned 13.17%.

The fund's objective is to provide exposure to the S&P 500, with limited deviation. Fund management uses an investment process designed to control trading and administrative costs and reduce tracking error as much as possible. The fund was in line with the Index for the fiscal year.

The U.S. stock market performed well for the fiscal year ended July 31, 2004, boosted by an improving economy and increasing corporate profitability. Strong consumer spending continued to drive growth during the period, but manufacturing activity and business investment also picked up. Despite the economic and corporate improvement, investors remained cautious on concerns that weak jobs growth and the possibility of higher interest rates may put pressure on consumer spending.

Each of the ten sectors of the S&P 500 produced positive returns during the period, led by the performance of the energy and industrial sectors. Within the energy sector, gains by large cap names such as Exxon Mobil, Chevron, Texaco and Schlumberger contributed most. Within industrials, capital goods companies such as McDermott, Thomas Betts and Tyco International were leading performers. Defense-related companies led by Boeing, also outperformed the market.

Returns in the health care and information technology sectors lagged the overall market during the year. Large pharmaceutical and biotechnology companies held back performance in the health care sector. Semiconductor companies underperformed other technology shares, led by LSI Logic Corp. and Applied Micro Circuits Corp.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

All data is as of July 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$ 979.59	$2.81
Class B	$1,000.00	$ 975.82	$6.48
Class C	$1,000.00	$ 975.62	$6.48
Class I	$1,000.00	$ 980.58	$1.58
Class IS	$1,000.00	$ 979.38	$2.81
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,022.03	$2.87
Class B	$1,000.00	$1,018.30	$6.62
Class C	$1,000.00	$1,018.30	$6.62
Class I	$1,000.00	$1,023.27	$1.61
Class IS	$1,000.00	$1,022.03	$2.87

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.57% for Class A, 1.32% for Class B, 1.32% for Class C, 0.32% for Class I and 0.57% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended June 30,
CLASS A	2004	2003	2002	2001[1]	2001	2000
Net asset value, beginning of period	$37.12	$34.22	$45.47	$45.95	$54.73	$52.03
Income from investment operations
Net investment income	0.46	0.42	0.38	0.02	0.35	0.40
Net realized and unrealized gains or losses on securities and futures contracts	4.18	2.90	-11.25	-0.48	-8.56	3.09
Total from investment operations	4.64	3.32	-10.87	-0.46	-8.21	3.49
Distributions to shareholders from
Net investment income	-0.47	-0.42	-0.38	-0.02	-0.32	-0.43
Net realized gains	0	0	0	0	-0.25	-0.36
Total distributions to shareholders	-0.47	-0.42	-0.38	-0.02	-0.57	-0.79
Net asset value, end of period	$41.29	$37.12	$34.22	$45.47	$45.95	$54.73
Total return[2]	12.51%	9.83%	-24.04%	-1.00%	-15.10%	6.76%
Ratios and supplemental data
Net assets, end of period (thousands)	$245,244	$207,813	$167,152	$95,801	$86,350	$79,991
Ratios to average net assets
Expenses[3]	0.57%	0.57%	0.57%	0.55%[4]	0.55%	0.55%
Net investment income	1.12%	1.25%	0.94%	0.65%[4]	0.72%	0.78%
Portfolio turnover rate	3%	13%	7%	0%	17%	12%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended June 30,
CLASS B	2004	2003	2002	2001[1]	2001	2000
Net asset value, beginning of period	$36.95	$34.07	$45.25	$45.75	$54.62	$52.00
Income from investment operations
Net investment income (loss)	0.15	0.16	0.10	0	0	0.03
Net realized and unrealized gains or losses on securities and futures contracts	4.16	2.89	-11.20	-0.50	-8.56	3.05
Total from investment operations	4.31	3.05	-11.10	-0.50	-8.56	3.08
Distributions to shareholders from
Net investment income	-0.17	-0.17	-0.08	0	-0.06	-0.10
Net realized gains	0	0	0	0	-0.25	-0.36
Total distributions to shareholders	-0.17	-0.17	-0.08	0	-0.31	-0.46
Net asset value, end of period	$41.09	$36.95	$34.07	$45.25	$45.75	$54.62
Total return[2]	11.67%	9.01%	-24.57%	-1.09%	-15.73%	5.95%
Ratios and supplemental data
Net assets, end of period (thousands)	$201,550	$188,488	$181,411	$206,205	$207,011	$203,984
Ratios to average net assets
Expenses[3]	1.32%	1.32%	1.32%	1.30%[4]	1.30%	1.30%
Net investment income (loss)	0.37%	0.50%	0.19%	-0.07%[4]	-0.04%	0.03%
Portfolio turnover rate	3%	13%	7%	0%	17%	12%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended June 30,
CLASS C	2004	2003	2002	2001[1]	2001	2000
Net asset value, beginning of period	$37.00	$34.12	$45.32	$45.82	$54.69	$52.06
Income from investment operations
Net investment income	0.15	0.17	0.11	0	0.04	0.06
Net realized and unrealized gains or losses on securities and futures contracts	4.16	2.88	-11.23	-0.50	-8.60	3.03
Total from investment operations	4.31	3.05	-11.12	-0.50	-8.56	3.09
Distributions to shareholders from
Net investment income	-0.17	-0.17	-0.08	0	-0.06	-0.10
Net realized gains	0	0	0	0	-0.25	-0.36
Total distributions to shareholders	-0.17	-0.17	-0.08	0	-0.31	-0.46
Net asset value, end of period	$41.14	$37.00	$34.12	$45.32	$45.82	$54.69
Total return[2]	11.66%	9.00%	-24.57%	-1.09%	-15.71%	5.97%
Ratios and supplemental data
Net assets, end of period (thousands)	$199,725	$185,702	$155,305	$118,504	$114,451	$54,707
Ratios to average net assets
Expenses[3]	1.32%	1.32%	1.32%	1.30%[4]	1.31%	1.31%
Net investment income (loss)	0.37%	0.50%	0.18%	-0.07%[4]	-0.02%	0.01%
Portfolio turnover rate	3%	13%	7%	0%	17%	12%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended June 30,
CLASS I	2004	2003	2002	2001[1]	2001	2000
Net asset value, beginning of period	$37.14	$34.23	$45.48	$45.97	$54.75	$52.06
Income from investment operations
Net investment income	0.59	0.51	0.45	0.03	0.52	0.56
Net realized and unrealized gains or losses on securities and futures contracts	4.15	2.90	-11.21	-0.49	-8.61	3.06
Total from investment operations	4.74	3.41	-10.76	-0.46	-8.09	3.62
Distributions to shareholders from
Net investment income	-0.57	-0.50	-0.49	-0.03	-0.44	-0.57
Net realized gains	0	0	0	0	-0.25	-0.36
Total distributions to shareholders	-0.57	-0.50	-0.49	-0.03	-0.69	-0.93
Net asset value, end of period	$41.31	$37.14	$34.23	$45.48	$45.97	$54.75
Total return	12.78%	10.13%	-23.83%	-1.00%	-14.88%	7.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$393,068	$429,681	$363,264	$289,307	$288,421	$539,804
Ratios to average net assets
Expenses[2]	0.32%	0.32%	0.32%	0.30%[3]	0.30%	0.30%
Net investment income	1.38%	1.49%	1.19%	0.93%[3]	0.95%	1.04%
Portfolio turnover rate	3%	13%	7%	0%	17%	12%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended June 30,
CLASS IS	2004	2003	2002	2001[1]	2001	2000
Net asset value, beginning of period	$37.12	$34.22	$45.46	$45.95	$54.73	$52.04
Income from investment operations
Net investment income	0.46	0.42	0.38	0.02	0.36	0.41
Net realized and unrealized gains or losses on securities and futures contracts	4.18	2.90	-11.24	-0.49	-8.57	3.07
Total from investment operations	4.64	3.32	-10.86	-0.47	-8.21	3.48
Distributions to shareholders from
Net investment income	-0.47	-0.42	-0.38	-0.02	-0.32	-0.43
Net realized gains	0	0	0	0	-0.25	-0.36
Total distributions to shareholders	-0.47	-0.42	-0.38	-0.02	-0.57	-0.79
Net asset value, end of period	$41.29	$37.12	$34.22	$45.46	$45.95	$54.73
Total return	12.51%	9.83%	-24.03%	-1.02%	-15.10%	6.74%
Ratios and supplemental data
Net assets, end of period (thousands)	$15,426	$12,807	$11,559	$13,883	$14,173	$18,708
Ratios to average net assets
Expenses[2]	0.57%	0.57%	0.57%	0.55%[3]	0.55%	0.55%
Net investment income	1.13%	1.25%	0.95%	0.68%[3]	0.71%	0.79%
Portfolio turnover rate	3%	13%	7%	0%	17%	12%

[1]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2004

	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 10.8%
Auto Components 0.2%
Cooper Tire & Rubber Co.	7,578	$ 177,704
Dana Corp.	15,227	293,729
Delphi Automotive Systems Corp.	57,252	544,467
Goodyear Tire & Rubber Co. *(p)	17,915	196,169
Johnson Controls, Inc.	19,416	1,096,033
Visteon Corp. (p)	13,225	135,953
2,444,055
Automobiles 0.7%
Ford Motor Co. (p)	187,064	2,753,582
General Motors Corp. (p)	57,689	2,488,703
Harley-Davidson, Inc.	30,156	1,805,440
7,047,725
Distributors 0.1%
Genuine Parts Co.	17,823	672,462
Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	64,643	3,013,010
Darden Restaurants, Inc.	16,448	350,836
Harrah's Entertainment, Inc.	11,527	535,890
Hilton Hotels Corp.	39,171	698,419
International Game Technology	35,650	1,152,921
Marriott International, Inc., Class A	23,111	1,127,817
McDonald's Corp.	128,641	3,537,628
Starbucks Corp. *	40,514	1,902,537
Starwood Hotels & Resorts Worldwide, Inc., Class B	21,149	951,705
Wendy's International, Inc.	11,656	416,935
Yum! Brands, Inc.	29,570	1,135,192
14,822,890
Household Durables 0.5%
Black & Decker Corp.	8,090	565,572
Centex Corp.	12,604	534,662
Fortune Brands, Inc.	14,943	1,078,586
KB Home (p)	4,773	305,711
Leggett & Platt, Inc.	19,615	530,586
Maytag Corp. (p)	8,064	165,312
Newell Rubbermaid, Inc. (p)	28,077	606,463
Pulte Homes, Inc.	12,953	707,622
Snap-on, Inc.	5,940	190,733
Stanley Works	8,343	353,743
Whirlpool Corp.	7,049	440,140
5,479,130
Internet & Catalog Retail 0.5%
eBay, Inc. *	67,165	5,261,034
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.2%
Brunswick Corp.	9,678	$ 377,732
Eastman Kodak Co. (p)	29,284	775,733
Hasbro, Inc.	18,022	327,460
Mattel, Inc.	43,158	756,128
2,237,053
Media 3.5%
Clear Channel Communications, Inc.	62,764	2,240,675
Comcast Corp., Class A *	229,118	6,277,833
Dow Jones & Co., Inc. (p)	8,356	354,127
Gannett Co., Inc.	27,841	2,314,701
Interpublic Group of Companies, Inc. *	42,803	547,450
Knight-Ridder, Inc.	8,041	529,018
McGraw-Hill Companies, Inc.	19,464	1,460,968
Meredith Corp.	5,134	271,486
New York Times Co., Class A	15,192	631,987
Omnicom Group, Inc.	19,315	1,391,066
Time Warner, Inc. *	465,862	7,756,602
Tribune Co.	33,479	1,421,184
Univision Communications, Inc., Class A *	33,045	957,314
Viacom, Inc., Class B	177,027	5,946,337
Walt Disney Co.	209,679	4,841,488
36,942,236
Multi-line Retail 1.1%
Big Lots, Inc. *(p)	11,770	144,065
Dillards, Inc., Class A	8,533	194,467
Dollar General Corp.	33,686	650,140
Family Dollar Stores, Inc.	17,525	488,246
Federated Department Stores, Inc.	18,371	880,338
J.C. Penney Co., Inc.	28,826	1,153,040
Kohl's Corp. *	34,840	1,594,278
May Department Stores Co.	29,717	788,392
Nordstrom, Inc.	14,214	623,995
Sears, Roebuck & Co.	21,741	797,460
Target Corp.	93,330	4,069,188
11,383,609
Specialty Retail 2.3%
AutoNation, Inc. *(p)	27,318	440,366
AutoZone, Inc. *	8,495	655,814
Bed Bath & Beyond, Inc. *	30,701	1,086,508
Best Buy Co., Inc.	33,154	1,596,697
Boise Cascade Corp.	8,957	288,863
Circuit City Stores, Inc.	20,310	286,371
Gap, Inc.	91,980	2,087,946
Home Depot, Inc.	227,108	7,658,082
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Limited Brands	48,151	$ 984,206
Lowe's Companies, Inc.	80,327	3,913,532
Office Depot, Inc. *	31,967	524,259
RadioShack Corp.	16,433	459,302
Sherwin-Williams Co.	14,631	590,800
Staples, Inc.	50,821	1,467,711
Tiffany & Co.	14,957	534,713
TJX Companies, Inc.	50,569	1,186,854
Toys "R" Us, Inc. *	21,861	359,832
24,121,856
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc.	12,886	481,292
Liz Claiborne, Inc.	11,335	410,214
Nike, Inc., Class B	26,973	1,961,207
Reebok International, Ltd.	6,127	208,686
V.F. Corp.	11,226	561,412
3,622,811
CONSUMER STAPLES 10.9%
Beverages 2.5%
Adolph Coors Co., Class B (p)	3,798	261,150
Anheuser-Busch Companies, Inc.	82,170	4,264,623
Brown-Forman Corp., Class B (p)	12,409	577,143
Coca-Cola Co.	248,862	10,915,087
Coca-Cola Enterprises, Inc.	48,028	979,771
Pepsi Bottling Group, Inc.	26,313	732,817
PepsiCo, Inc.	174,413	8,720,650
26,451,241
Food & Staples Retailing 3.4%
Albertsons, Inc. (p)	37,579	916,552
Costco Wholesale Corp.	46,897	1,906,832
CVS Corp.	40,594	1,699,671
Kroger Co. *	75,867	1,198,699
Safeway, Inc. *	45,600	963,528
SUPERVALU, Inc.	13,773	393,357
SYSCO Corp.	65,332	2,250,687
Wal-Mart Stores, Inc.	438,197	23,228,823
Walgreen Co.	104,684	3,810,497
Winn-Dixie Stores, Inc. (p)	14,524	91,792
36,460,438
Food Products 1.3%
Archer-Daniels-Midland Co.	66,410	1,024,706
Campbell Soup Co.	41,990	1,074,524
ConAgra Foods, Inc.	53,990	1,403,740
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products continued
General Mills, Inc.	38,616	$ 1,733,858
H.J. Heinz Co.	35,975	1,327,118
Hershey Foods Corp.	26,501	1,283,709
Kellogg Co.	41,958	1,747,970
McCormick & Co., Inc.	14,050	502,569
Sara Lee Corp.	80,751	1,773,292
Wm. Wrigley Jr. Co. (p)	22,948	1,386,059
13,257,545
Household Products 2.0%
Clorox Co.	21,675	1,078,765
Colgate-Palmolive Co.	54,365	2,892,218
Kimberly-Clark Corp.	51,222	3,281,793
Procter & Gamble Co.	262,646	13,696,989
20,949,765
Personal Products 0.6%
Alberto-Culver Co.	9,244	430,955
Avon Products, Inc.	48,212	2,073,598
Gillette Co.	102,528	3,996,542
6,501,095
Tobacco 1.1%
Altria Group, Inc.	209,538	9,974,009
Reynolds American, Inc. (p)	8,711	626,756
UST, Inc.	16,911	641,773
11,242,538
ENERGY 7.0%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	34,034	1,371,570
BJ Services Co. *	16,440	816,410
Halliburton Co.	44,971	1,427,829
Nabors Industries, Ltd. *	15,179	705,824
Noble Corp. *	13,776	533,407
Rowan Co., Inc. *	10,809	263,956
Schlumberger, Ltd.	60,197	3,871,871
Transocean, Inc. *	32,778	930,895
9,921,762
Oil & Gas 6.1%
Amerada Hess Corp.	9,198	766,653
Anadarko Petroleum Corp.	25,735	1,538,696
Apache Corp.	33,230	1,546,192
Ashland, Inc.	7,190	375,821
Burlington Resources, Inc.	40,535	1,547,221
ChevronTexaco Corp.	109,331	10,457,510
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
ConocoPhillips	70,074	$ 5,519,729
Devon Energy Corp.	24,501	1,702,574
El Paso Corp. (p)	65,494	516,748
EOG Resources, Inc.	11,910	756,880
Exxon Mobil Corp.	668,219	30,938,540
Kerr-McGee Corp.	15,286	802,515
Kinder Morgan, Inc.	12,677	760,747
Marathon Oil Corp.	35,293	1,329,487
Occidental Petroleum Corp.	39,969	1,969,273
Sunoco, Inc. (p)	7,721	526,341
Unocal Corp.	26,928	1,043,729
Valero Energy Corp.	13,153	985,423
Williams Companies, Inc. (p)	53,112	645,311
63,729,390
FINANCIALS 20.5%
Capital Markets 2.6%
Bank of New York Co., Inc.	79,443	2,282,397
Bear Stearns Companies, Inc.	10,721	894,346
Charles Schwab Corp.	139,449	1,224,362
E*TRADE Group, Inc. *	37,338	413,332
Federated Investors, Inc., Class B	11,045	310,475
Franklin Resources, Inc.	25,542	1,232,402
Goldman Sachs Group, Inc.	49,307	4,348,384
Janus Capital Group, Inc.	24,456	324,287
Lehman Brothers Holdings, Inc.	28,292	1,983,269
Mellon Financial Corp.	43,372	1,191,863
Merrill Lynch & Co., Inc.	98,188	4,881,907
Morgan Stanley	112,310	5,540,252
Northern Trust Corp.	22,518	903,647
State Street Corp.	34,322	1,469,325
T. Rowe Price Group, Inc.	12,944	598,272
27,598,520
Commercial Banks 5.9%
AmSouth Bancorp	35,991	882,859
Bank of America Corp.	208,311	17,708,518
BB&T Corp.	57,329	2,220,352
Charter One Financial, Inc.	22,866	1,015,479
Comerica, Inc.	17,701	1,034,977
Fifth Third Bancorp	57,509	2,838,644
First Horizon National Corp.	12,668	549,158
Huntington Bancshares, Inc.	23,440	573,342
KeyCorp	41,925	1,265,297
M&T Bank Corp.	12,111	1,129,109
Marshall & Ilsley Corp. (p)	22,697	871,792
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
National City Corp.	69,227	$ 2,526,785
North Fork Bancorp, Inc. (p)	17,673	690,131
PNC Financial Services Group, Inc.	28,816	1,458,090
Regions Financial Corp.	47,100	1,398,399
SouthTrust Corp.	33,695	1,307,029
SunTrust Banks, Inc.	28,856	1,903,053
Synovus Financial Corp.	31,140	793,136
U.S. Bancorp	193,654	5,480,408
Wachovia Corp. (i)	134,333	5,952,295
Wells Fargo & Co.	172,423	9,898,804
Zions Bancorp.	9,147	553,394
62,051,051
Consumer Finance 1.3%
American Express Co.	130,565	6,560,891
Capital One Financial Corp.	24,497	1,698,132
MBNA Corp.	130,544	3,223,132
Providian Financial Corp. *	29,751	411,754
SLM Corp.	44,849	1,700,674
13,594,583
Diversified Financial Services 3.7%
Citigroup, Inc.	528,389	23,296,671
J.P. Morgan Chase & Co.	364,077	13,590,994
Moody's Corp.	15,295	1,041,590
Principal Financial Group	32,614	1,108,550
39,037,805
Insurance 4.7%
ACE, Ltd.	28,930	1,174,269
AFLAC, Inc.	51,965	2,059,893
Allstate Corp.	71,790	3,379,873
AMBAC Financial Group, Inc.	11,076	787,614
American International Group, Inc.	266,491	18,827,589
AON Corp.	32,196	851,262
Chubb Corp.	19,384	1,333,232
Cincinnati Financial Corp.	17,191	685,577
Hartford Financial Services Group, Inc.	29,837	1,942,389
Jefferson Pilot Corp.	14,286	688,300
Lincoln National Corp.	18,217	796,083
Loews Corp.	18,952	1,073,252
Marsh & McLennan Co.	53,467	2,372,865
MBIA, Inc.	14,753	796,367
MetLife, Inc.	77,227	2,754,687
Progressive Corp.	22,213	1,701,960
Prudential Financial, Inc.	53,743	2,502,274
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
SAFECO Corp.	14,234	$ 669,852
St. Paul Travelers Companies, Inc.	68,160	2,526,691
Torchmark Corp.	11,373	594,580
UnumProvident Corp. (p)	30,273	482,854
XL Capital, Ltd., Class A	14,113	997,507
48,998,970
Real Estate 0.4%
Apartment Investment & Management Co., Class A REIT	9,617	307,456
Equity Office Properties Trust REIT	41,237	1,070,100
Equity Residential Properties Trust REIT	28,628	845,957
Plum Creek Timber Co., Inc. REIT	18,722	587,496
ProLogis Trust REIT	18,530	630,761
Simon Property Group, Inc. REIT	21,262	1,097,332
4,539,102
Thrifts & Mortgage Finance 1.9%
Countrywide Financial Corp.	28,546	2,058,167
Fannie Mae	99,017	7,026,246
Freddie Mac	70,343	4,523,758
Golden West Financial Corp.	15,595	1,667,262
MGIC Investment Corp. (p)	10,094	716,674
Sovereign Bancorp, Inc.	35,004	762,037
Washington Mutual, Inc.	88,370	3,428,756
20,182,900
HEALTH CARE 13.2%
Biotechnology 1.3%
Amgen, Inc. *	129,929	7,390,361
Applera Corp. - Applied Biosystems Group	20,622	426,669
Biogen Idec, Inc. *	34,714	2,082,840
Chiron Corp. *	19,306	884,794
Genzyme Corp. *	23,144	1,186,824
Gilead Sciences, Inc. *	21,898	1,415,487
MedImmune, Inc. *	25,416	585,585
13,972,560
Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	5,411	333,264
Baxter International, Inc.	62,624	1,883,104
Becton Dickinson & Co.	25,878	1,222,218
Biomet, Inc.	25,995	1,143,520
Boston Scientific Corp. *	85,323	3,264,458
C.R. Bard, Inc.	10,661	588,487
Guidant Corp.	32,048	1,772,895
Hospira, Inc. *	15,943	413,083
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Medtronic, Inc.	123,855	$ 6,151,878
Millipore Corp. *	5,041	265,610
St. Jude Medical, Inc. *	17,999	1,226,272
Stryker Corp.	40,888	1,949,540
Thermo Electron Corp. *	16,932	435,491
Waters Corp. *	12,211	535,819
Zimmer Holdings, Inc. *	24,933	1,902,637
23,088,276
Health Care Providers & Services 2.0%
Aetna, Inc.	15,570	1,335,906
AmerisourceBergen Corp.	11,475	620,339
Anthem, Inc. *(p)	14,164	1,168,105
Cardinal Health, Inc.	43,975	1,956,887
Caremark Rx, Inc. *	46,734	1,425,387
CIGNA Corp.	14,448	895,920
Express Scripts, Inc. *	7,962	522,307
HCA, Inc.	49,618	1,917,736
Health Management Associates, Inc. (p)	24,834	498,170
Humana, Inc. *	16,498	298,779
IMS Health, Inc.	24,009	581,978
Manor Care, Inc.	9,082	283,813
McKesson Corp.	29,917	962,430
Medco Health Solutions, Inc. *	27,696	839,189
Quest Diagnostics, Inc.	10,572	867,750
Tenet Healthcare Corp. *	47,559	531,710
UnitedHealth Group, Inc.	68,216	4,290,786
Wellpoint Health Networks, Inc. *	15,903	1,607,793
20,604,985
Pharmaceuticals 7.7%
Abbott Laboratories	159,358	6,270,737
Allergan, Inc.	13,420	1,015,089
Bristol-Myers Squibb Co.	198,662	4,549,360
Eli Lilly & Co.	115,404	7,353,543
Forest Laboratories, Inc. *	37,789	1,900,409
Johnson & Johnson	303,313	16,764,110
King Pharmaceuticals, Inc. *	24,663	278,445
Merck & Co., Inc.	227,041	10,296,309
Mylan Laboratories, Inc. (p)	27,439	406,646
Pfizer, Inc.	779,639	24,917,262
Schering-Plough Corp.	150,385	2,926,492
Watson Pharmaceuticals, Inc. *	11,124	280,436
Wyeth	136,247	4,823,144
81,781,982
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.5%
Aerospace & Defense 2.0%
Boeing Co.	86,146	$ 4,371,910
General Dynamics Corp.	20,338	2,009,801
Goodrich Corp.	12,016	388,477
Honeywell International, Inc.	87,746	3,300,127
Lockheed Martin Corp.	45,855	2,429,856
Northrop Grumman Corp.	36,732	1,932,103
Raytheon Co.	45,741	1,534,611
Rockwell Collins, Inc.	18,118	619,998
United Technologies Corp.	52,512	4,909,872
21,496,755
Air Freight & Logistics 1.1%
FedEx Corp.	30,521	2,499,060
Ryder System, Inc.	6,684	286,744
United Parcel Service, Inc., Class B	115,166	8,287,345
11,073,149
Airlines 0.1%
Delta Air Lines, Inc. *(p)	12,722	66,027
Southwest Airlines Co.	80,736	1,168,250
1,234,277
Building Products 0.2%
American Standard Companies, Inc. *	21,973	832,557
Masco Corp.	44,755	1,353,391
2,185,948
Commercial Services & Supplies 1.1%
Allied Waste Industries, Inc. *	32,418	299,542
Apollo Group, Inc., Class A *	18,041	1,507,326
Avery Dennison Corp.	11,286	683,593
Cendant Corp.	104,214	2,384,416
Cintas Corp.	17,491	733,922
Deluxe Corp. (p)	5,097	224,523
Equifax, Inc.	13,995	337,560
H&R Block, Inc.	17,877	878,297
Monster Worldwide, Inc. *	11,975	264,528
Pitney Bowes, Inc.	23,615	996,553
R. R. Donnelley & Sons Co.	22,196	704,501
Robert Half International, Inc.	17,532	487,740
Waste Management, Inc.	59,315	1,669,124
11,171,625
Construction & Engineering 0.0%
Fluor Corp. (p)	8,483	386,401
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.4%
American Power Conversion Corp.	20,454	$ 308,856
Cooper Industries, Ltd., Class A	9,451	537,478
Emerson Electric Co.	43,104	2,616,413
Power-One, Inc. *(p)	8,551	74,992
Rockwell Automation, Inc.	18,993	710,528
Thomas & Betts Corp. *(p)	6,003	157,879
4,406,146
Industrial Conglomerates 4.7%
3M Co.	79,911	6,581,470
General Electric Co.	1,078,375	35,855,969
Textron, Inc.	14,061	861,939
Tyco International, Ltd.	204,910	6,352,210
49,651,588
Machinery 1.4%
Caterpillar, Inc.	34,933	2,567,226
Crane Co.	6,083	169,229
Cummins, Inc. (p)	4,404	305,770
Danaher Corp.	31,466	1,593,753
Deere & Co.	25,435	1,597,572
Dover Corp.	20,767	824,034
Eaton Corp.	15,387	994,616
Illinois Tool Works, Inc.	31,648	2,864,777
Ingersoll-Rand Co., Ltd., Class A	17,706	1,216,225
ITT Industries, Inc.	9,463	756,567
Navistar International Corp. *	7,133	256,431
Paccar, Inc.	17,926	1,074,843
Pall Corp.	12,782	296,159
Parker-Hannifin Corp.	12,215	700,897
15,218,099
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	37,894	1,344,479
CSX Corp.	21,935	686,565
Norfolk Southern Corp.	40,059	1,069,175
Union Pacific Corp.	26,476	1,491,658
4,591,877
Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	9,284	491,588
INFORMATION TECHNOLOGY 16.3%
Communications Equipment 2.8%
ADC Telecommunications, Inc. *(p)	82,648	198,355
Andrew Corp. *(p)	16,414	178,092
Avaya, Inc. *	45,334	664,143
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Communications Equipment continued
CIENA Corp. *	58,002	$ 163,566
Cisco Systems, Inc. *	690,845	14,411,027
Comverse Technology, Inc. *	19,989	341,012
Corning, Inc. *	140,203	1,732,909
JDS Uniphase Corp. *	147,146	507,654
Lucent Technologies, Inc. *(p)	437,876	1,335,522
Motorola, Inc.	239,514	3,815,458
QLogic Corp. *(p)	9,525	232,886
QUALCOMM, Inc.	82,780	5,718,442
Scientific-Atlanta, Inc.	15,649	481,207
Tellabs, Inc. *(p)	42,483	378,523
30,158,796
Computers & Peripherals 3.6%
Apple Computer, Inc. *	38,830	1,255,762
Dell, Inc. *	257,782	9,143,528
EMC Corp. *	249,703	2,739,242
Gateway, Inc. *(p)	38,049	171,221
Hewlett-Packard Co.	311,563	6,277,994
International Business Machines Corp.	172,200	14,993,454
Lexmark International, Inc., Class A *	13,276	1,174,926
NCR Corp. *	9,666	448,792
Network Appliance, Inc. *	35,507	685,640
Sun Microsystems, Inc. *	339,836	1,342,352
38,232,911
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc. *	49,192	1,171,262
Jabil Circuit, Inc. *	20,508	446,049
Molex, Inc. (p)	19,375	561,100
PerkinElmer, Inc.	13,048	229,384
Sanmina-SCI Corp. *	53,224	390,664
Solectron Corp. *	98,232	540,276
Symbol Technologies, Inc.	23,960	313,636
Tektronix, Inc.	8,647	262,869
3,915,240
Internet Software & Services 0.4%
Yahoo!, Inc. *	137,600	4,238,080
IT Services 1.2%
Affiliated Computer Services, Inc. *	13,899	721,358
Automatic Data Processing, Inc.	60,330	2,532,653
Computer Sciences Corp. *	19,165	905,546
Convergys Corp. *	14,643	193,873
Electronic Data Systems Corp. (p)	49,491	914,594
First Data Corp.	89,144	3,976,714
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Fiserv, Inc. *	19,919	$ 682,425
Paychex, Inc.	38,587	1,185,007
Sabre Group Holdings, Inc., Class A (p)	14,207	362,705
SunGard Data Systems, Inc. *	29,642	690,955
Unisys Corp. *	34,056	348,734
12,514,564
Office Electronics 0.1%
Xerox Corp. *(p)	81,764	1,133,249
Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc. *(p)	36,127	451,226
Altera Corp. *	38,248	796,323
Analog Devices, Inc.	38,403	1,524,599
Applied Materials, Inc. *	172,246	2,923,015
Applied Micro Circuits Corp. *	31,852	114,667
Broadcom Corp., Class A *	32,093	1,134,808
Intel Corp.	660,858	16,111,718
KLA-Tencor Corp. *	20,085	827,703
Linear Technology Corp.	31,614	1,236,107
LSI Logic Corp. *(p)	39,041	198,719
Maxim Integrated Products, Inc.	32,924	1,583,644
Micron Technology, Inc. *(p)	62,380	844,001
National Semiconductor Corp. *	36,657	628,668
Novellus Systems, Inc. *	15,107	407,889
NVIDIA Corp. *	16,954	261,092
PMC-Sierra, Inc. *(p)	18,045	214,375
Teradyne, Inc. *(p)	19,819	338,905
Texas Instruments, Inc.	176,873	3,772,701
Xilinx, Inc.	35,465	1,043,735
34,413,895
Software 4.5%
Adobe Systems, Inc.	24,393	1,028,897
Autodesk, Inc.	11,597	466,199
BMC Software, Inc. *	22,766	356,971
Citrix Systems, Inc. *	17,391	306,429
Computer Associates International, Inc.	59,751	1,508,115
Compuware Corp. *	39,457	194,918
Electronic Arts, Inc. *	30,927	1,550,370
Intuit, Inc. *	19,572	732,776
Mercury Interactive Corp. *(p)	9,420	344,395
Microsoft Corp.	1,102,932	31,389,445
Novell, Inc. *	39,509	270,242
Oracle Corp. *	530,790	5,578,603
Parametric Technology Corp. *	27,390	124,351
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
PeopleSoft, Inc. *	37,281	$ 671,804
Siebel Systems, Inc. *	51,351	413,889
Symantec Corp. *	31,861	1,489,820
Veritas Software Corp. *	44,123	840,984
47,268,208
MATERIALS 3.0%
Chemicals 1.5%
Air Products & Chemicals, Inc.	23,223	1,201,790
Dow Chemical Co.	95,652	3,815,558
E.I. du Pont de Nemours & Co.	102,199	4,381,271
Eastman Chemical Co.	7,912	353,508
Ecolab, Inc.	26,254	800,747
Engelhard Corp.	12,697	373,292
Great Lakes Chemical Corp. (p)	5,185	124,336
Hercules, Inc. *(p)	11,235	132,686
International Flavors & Fragrances, Inc.	9,641	352,282
Monsanto Co.	27,135	983,915
PPG Industries, Inc.	17,531	1,033,453
Praxair, Inc.	33,204	1,309,898
Rohm & Haas Co.	22,900	897,680
Sigma-Aldrich Corp.	7,064	405,756
16,166,172
Construction Materials 0.1%
Vulcan Materials Co. (p)	10,432	496,771
Containers & Packaging 0.2%
Ball Corp.	5,758	415,612
Bemis Co., Inc.	10,925	289,294
Pactiv Corp. *	15,651	369,051
Sealed Air Corp. *	8,616	408,743
Temple-Inland, Inc.	5,656	386,022
1,868,722
Metals & Mining 0.7%
Alcoa, Inc.	88,831	2,845,257
Allegheny Technologies, Inc. (p)	9,531	191,097
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	18,090	630,436
Newmont Mining Corp.	45,269	1,832,036
Nucor Corp.	8,065	674,637
Phelps Dodge Corp.	9,553	744,561
United States Steel Corp. (p)	11,576	441,509
Worthington Industries, Inc.	8,860	181,453
7,540,986
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Paper & Forest Products 0.5%
Georgia-Pacific Corp.	26,049	$ 875,246
International Paper Co.	49,603	2,144,338
Louisiana-Pacific Corp.	11,117	263,251
MeadWestvaco Corp.	20,591	614,847
Weyerhaeuser Co.	24,639	1,527,618
5,425,300
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.0%
ALLTEL Corp.	31,487	1,637,324
AT&T Corp.	81,116	1,224,852
BellSouth Corp.	187,422	5,077,262
Centurytel, Inc.	14,189	439,717
Citizens Communications Co. (p)	29,369	422,914
Qwest Communications International, Inc. *	182,313	709,197
SBC Communications, Inc.	338,386	8,574,701
Sprint Corp.	145,732	2,722,274
Verizon Communications, Inc.	283,052	10,908,824
31,717,065
Wireless Telecommunications Services 0.6%
AT&T Wireless Services, Inc. *	278,664	4,023,908
Nextel Communications, Inc., Class A *	113,392	2,580,802
6,604,710
UTILITIES 2.8%
Electric Utilities 1.9%
Allegheny Energy, Inc. *(p)	12,973	192,519
Ameren Corp.	19,683	879,633
American Electric Power Co., Inc.	40,425	1,257,622
CenterPoint Energy, Inc. (p)	31,387	364,403
Cinergy Corp.	18,381	703,073
Consolidated Edison, Inc. (p)	24,618	1,008,600
DTE Energy Co.	17,721	711,853
Edison International	33,289	892,145
Entergy Corp.	23,528	1,352,860
Exelon Corp.	67,534	2,356,937
FirstEnergy Corp.	33,700	1,317,670
FPL Group, Inc.	18,883	1,271,392
PG&E Corp. *	42,815	1,221,940
Pinnacle West Capital Corp.	9,334	378,027
PPL Corp.	18,169	842,133
Progress Energy, Inc.	25,194	1,061,675
Southern Co.	75,349	2,206,219
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
TECO Energy, Inc. (p)	19,247	$ 248,286
TXU Corp.	31,045	1,231,245
Xcel Energy, Inc.	40,797	697,629
20,195,861
Gas Utilities 0.2%
Keyspan Corp.	16,365	588,977
NICOR, Inc. (p)	4,502	149,061
NiSource, Inc.	26,913	557,099
Peoples Energy Corp. (p)	3,836	149,604
1,444,741
Multi-Utilities & Unregulated Power 0.7%
AES Corp. *	65,102	628,234
Calpine Corp. *(p)	42,509	164,085
CMS Energy Corp. *(p)	16,710	150,891
Constellation Energy Group, Inc.	17,215	663,638
Dominion Resources, Inc.	33,363	2,117,216
Duke Energy Corp.	93,477	2,009,756
Dynegy, Inc., Class A *(p)	38,720	162,624
Public Service Enterprise Group, Inc.	24,175	942,825
Sempra Energy	23,475	839,231
7,678,500
Total Common Stocks (cost $767,722,691)		1,050,920,593

	Principal Amount	Value

SHORT-TERM INVESTMENTS 3.5%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bills, 1.36%, 9/16/2004 †(f)	$ 2,000,000	1,996,850

	Shares	Value

MUTUAL FUND SHARES 3.3%
Evergreen Institutional Money Market Fund (o)	2,789,692	2,789,692
Navigator Prime Portfolio (pp)	32,270,439	32,270,439
Total Short-Term Investments (cost $37,056,981)		37,056,981
Total Investments (cost $804,779,672) 103.1%		1,087,977,574
Other Assets and Liabilities (3.1%)		(32,964,090)
Net Assets 100.0%		$ 1,055,013,484
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004

(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
*	Non-income producing security
(i)	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,800,431 at July 31, 2004. The Fund earned $209,828 of income from Wachovia Corporation during the year ended July 31, 2004, which is included in dividend income.
†	Rate shown represents the yield to maturity at date of purchase.
(f)	All or a portion of the principal amount of this security was pledged to cover the initial margin requirements for open futures contracts.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of July 31, 2004:

Financials	20.6%
Information Technology	16.4%
Health Care	13.3%
Industrials	11.6%
Consumer Staples	10.9%
Consumer Discretionary	10.8%
Energy	7.0%
Telecommunication Services	3.6%
Materials	3.0%
Utilities	2.8%
100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

Assets
Investments in securities, at value (cost $804,779,672) including
$31,567,267 of securities loaned	$ 1,087,977,574
Receivable for Fund shares sold	2,771,489
Dividends receivable	1,362,711
Receivable for daily variation margin on open futures contracts	4,564
Receivable for securities lending income	1,093
Receivable from investment advisor	5,127
Prepaid expenses and other assets	15,881

Total assets	1,092,138,439

Liabilities
Dividends payable	246,531
Payable for securities purchased	338,827
Payable for Fund shares redeemed	4,040,750
Payable for securities on loan	32,270,439
Distribution Plan expenses payable	28,429
Due to other related parties	63,988
Accrued expenses and other liabilities	135,991

Total liabilities	37,124,955

Net assets	$ 1,055,013,484

Net assets represented by
Paid-in capital	$ 875,960,571
Overdistributed net investment income	(102,597)
Accumulated net realized losses on securities and futures contracts	(103,965,202)
Net unrealized gains on securities and futures contracts	283,120,712

Total net assets	$ 1,055,013,484

Net assets consists of
Class A	$ 245,244,402
Class B	201,549,858
Class C	199,725,131
Class I	393,067,615
Class IS	15,426,478

Total net assets	$ 1,055,013,484

Shares outstanding
Class A	5,940,016
Class B	4,905,588
Class C	4,854,544
Class I	9,515,598
Class IS	373,628

Net asset value per share
Class A	$ 41.29
Class A -- Offering price (based on sales charge of 5.75%)	$ 43.81
Class B	$ 41.09
Class C	$ 41.14
Class I	$ 41.31
Class IS	$ 41.29

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended July 31, 2004

Investment income
Dividends	$ 18,296,889
Interest	19,114

Total investment income	18,316,003

Expenses
Advisory fee	3,434,506
Distribution Plan expenses
Class A	710,638
Class B	2,060,821
Class C	2,054,084
Class IS	33,430
Administrative services fee	1,079,192
Transfer agent fees	2,203,647
Trustees' fees and expenses	39,436
Printing and postage expenses	153,174
Custodian and accounting fees	284,118
Registration and filing fees	105,013
Professional fees	30,120
Interest expense	8,243
Other	152,453

Total expenses	12,348,875
Less: Expense reductions	(3,037)
Fee waivers and expense reimbursements	(4,118,699)

Net expenses	8,227,139

Net investment income	10,088,864

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	(918,748)
Futures contracts	2,468,859

Net realized gains on securities and futures contracts	1,550,111
Net change in unrealized gains or losses on securities and futures contracts	111,143,321

Net realized and unrealized gains or losses on securities and futures contracts	112,693,432

Net increase in net assets resulting from operations	$ 122,782,296

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2004		2003

Operations
Net investment income		$ 10,088,864		$ 9,267,436
Net realized gains or losses on securities and futures contracts		1,550,111		(49,861,443)
Net change in unrealized gains or losses on securities and futures contracts		111,143,321		135,413,158

Net increase in net assets resulting from operations		122,782,296		94,819,151

Distributions to shareholders from
Net investment income
Class A		(2,697,248)		(2,161,045)
Class B		(859,177)		(884,222)
Class C		(856,181)		(827,485)
Class I		(5,724,422)		(5,138,678)
Class IS		(153,886)		(139,906)

Total distributions to shareholders		(10,290,914)		(9,151,336)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,021,463	82,738,224	2,417,296	83,111,271
Class B	688,413	27,727,559	979,235	33,166,650
Class C	1,120,713	45,196,316	1,714,990	58,086,687
Class I	2,422,496	98,579,939	6,417,754	207,769,434
Class IS	104,193	4,278,286	64,183	2,223,256

		258,520,324		384,357,298

Net asset value of shares issued in reinvestment of distributions
Class A	61,438	2,508,614	60,271	2,035,714
Class B	18,980	764,335	23,924	802,074
Class C	14,964	603,104	18,292	614,534
Class I	63,120	2,572,309	89,951	3,032,154
Class IS	3,474	141,764	3,781	127,484

		6,590,126		6,611,960

Automatic conversion of Class B shares to Class A shares
Class A	110,478	4,528,345	130,897	4,392,731
Class B	(111,032)	(4,528,345)	(131,516)	(4,392,731)

		0		0

Payment for shares redeemed
Class A	(1,851,637)	(75,952,519)	(1,894,761)	(64,323,323)
Class B	(791,796)	(32,208,965)	(1,095,380)	(36,280,433)
Class C	(1,299,859)	(52,829,955)	(1,266,302)	(41,909,723)
Class I	(4,540,763)	(182,908,331)	(5,549,352)	(186,283,367)
Class IS	(79,031)	(3,178,809)	(60,735)	(2,041,450)

		(347,078,579)		(330,838,296)

Net increase (decrease) in net assets resulting from capital share transactions		(81,968,129)		60,130,962

Total increase in net assets		30,523,253		145,798,777
Net assets
Beginning of period		1,024,490,231		878,691,454

End of period		$ 1,055,013,484		$ 1,024,490,231

Undistributed (overdistributed) net investment income		$ (102,597)		$ 204,692

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Equity Index Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the

NOTES TO FINANCIAL STATEMENTS continued

value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is

NOTES TO FINANCIAL STATEMENTS continued

paid an annual fee starting at 0.32% and declining to 0.25% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.32% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the year ended July 31, 2004, EIMC waived its fees in the amount of $3,434,506 and reimbursed expenses in the amount of $565,753 which combined represents 0.37% of the Fund's average daily net assets. In addition, EIMC reimbursed expenses relating to Class A shares in the amount of $118,440 which represents 0.05% of the average daily net assets of Class A shares. As of July 31, 2004, the Fund had $6,261,322 in advisory fee waivers and expense reimbursements subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.20% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2004, EIS received $10,852 from the sale of Class A shares and $130,073 and $15,096 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

NOTES TO FINANCIAL STATEMENTS continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $36,580,117 and $99,301,976, respectively, for the year ended July 31, 2004.

At July 31, 2004, the Fund had open futures contracts outstanding as follows:

Initial
		Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2004	Loss

September 2004	20 S&P 500	$ 5,582,550	$ 5,505,360	$ 77,190

During the year ended July 31, 2004, the Fund loaned securities to certain brokers. At July 31, 2004, the value of securities on loan and the value of collateral amounted to $31,567,267 and $32,270,439, respectively. During the year ended July 31, 2004, the Fund earned $30,224 in income from securities lending which is included in dividend income on the Statement of Operations.

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $819,162,133. The gross unrealized appreciation and depreciation on securities based on tax cost was $339,914,653 and $71,099,212, respectively, with a net unrealized appreciation of $268,815,441.

As of July 31, 2004, the Fund had $89,659,931 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2009	2010	2011	2012

$ 8,650,511	$ 10,210,556	$ 38,182,977	$ 32,615,887

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryover

$ 102,597	$ 268,815,441	$ 89,659,931

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid were $10,290,914 and $9,151,336 of ordinary income for the years ended July 31, 2004 and July 31, 2003, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2004, the Fund had average borrowings outstanding of $535,250 at a rate of 1.54% and paid interest of $8,243.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Equity Index Fund, a series of Evergreen Select Equity Trust, as of July 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Equity Index Fund, as of July 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 10, 2004

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2004, the Fund designates 100% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567506 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Strategic Value Fund

Evergreen Strategic Value Fund

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Strategic Value Fund, which covers the twelve-month period ended July 31, 2004.

As we entered the investment period, our equity portfolio teams had to come to terms with two major developments in the financial markets. First, the equity markets had just experienced a dramatic turnaround during the first half of calendar 2003. Would these gains hold up? Secondly, since the investment period began on the heels of an incredibly volatile period for interest rates, how were our analysts to discount, or value, future earnings growth prospects? Given these developments, and our belief in the sustainability of the economic and profit expansions, we maintained our emphasis on the solid fundamentals supporting growth. In addition, we continued to focus on an accommodative monetary policy from the Federal Reserve, enabling our analysts to discount growth prospects at more "rational" interest rate levels.

The passage of the Jobs and Growth Tax Relief Reconciliation Act of 2003 was critical to our belief in the sustainability of the expansion. The addition of capital investment as a pillar of the economic recovery not only took the pressure off the U.S. consumer, but it also provided longer-term support for growth. We also believed the improving trend for dividends would eventually play an important role in strengthening total return potential for equity investors. Therefore, the passage of this law not only bolstered our vision, but also supported the market's continued advances.

Increasingly comfortable with our views on the solid foundation for future economic growth, the next

1

LETTER TO SHAREHOLDERS continued

challenge was the level of interest rates. The unraveling of the "deflation trade" in bonds last summer brought the yield on the 10-year Treasury from a low of 3.1% in June to a peak of 4.6% in early August. While a volatile period, our belief in a continued accommodative stance from the Fed was strengthened by the absence of significant payroll growth. It was, and remains, our belief that until payrolls expand to the point that wage inflation emerges, the Fed will likely keep policy less stimulative, rather than more restrictive.

Considering the potential for a rate driven sell-off throughout this period of uncertainty, we were encouraged by the market's ability to hold onto its previous gains. This suggested to us a growing conviction on the improving long-term fundamentals. Economic and profit growth had exceeded expectations in the second half of calendar 2003, and we positioned portfolios to benefit from continued strength in the months ahead. Indeed, the solid fundamentals carried over into the first half of calendar 2004, with GDP growth of approximately 3.5% and corporate profit growth once again in excess of 20%. Yet despite these positives, a combination of geopolitical uncertainties and a fear of higher interest rates combined to dampen market sentiment. The bombings in Madrid and increased terror activity in Iraq resulted in a volatile trading environment for stocks. Conflicting signals on employment growth further increased the uncertainty plaguing the markets. Higher oil and gas prices ignited inflation fears. If that wasn't enough, the rancorous presidential election season provided yet another dose of concern for the markets.

While the equity markets may not appreciate uncertainty, the unknown has always been a condition of investing. As a result, we remind our investors of the importance of diversification, particularly within equity portfolios. To combat the frequent bouts of uncertainty and the associated volatility, our equity teams maintain an intense focus on the disciplines of their investment strategies, emphasizing economic

2

LETTER TO SHAREHOLDERS continued

and corporate fundamentals. Though fear may periodically dominate market sentiment over the short-term, we remain confident in our approach emphasizing solid fundamentals for successful long-term investing.

We encourage our investors to maintain their long-term diversification strategies for their equity portfolios.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the website, you may also access a detailed Q & A interview with the portfolio manager(s) for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our website. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Timothy E. O'Grady
Value Equity Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar's style box is based on a portfolio date as of 6/30/2004.

The domestic equity style box placement is based on 10 growth and valuation measures for each of the fund's holdings, as well as the size of the companies in which it invests, or median market capitalization.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1981

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	3/11/1998

Nasdaq symbol	ESSAX	ESSBX	ESSCX	ESSIX	ESSSX

Average annual return*

1 year with sales charge	7.41%	8.16%	12.13%	N/A	N/A

1 year w/o sales charge	13.97%	13.16%	13.13%	14.24%	14.03%

5 year	-0.54%	-0.01%	0.37%	0.85%	0.59%

10 year	9.46%	9.96%	9.96%	10.22%	9.96%

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.75% for Class A, 5.00% for Class B and 1.00% for Class C. Classes I and IS are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Class I prior to its inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for estimated mutual fund expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected.

Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen Strategic Value Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund's Class A shares returned 13.97% for the twelve-month period ended July 31, 2004, excluding any applicable sales charges. During the same period, the fund's benchmark, Russell 1000 Value Index (Russell 1000 Value), returned 17.67%.

The fund lagged the benchmark for the first six months, when lower-quality companies with weak balance sheets and poor earnings records were the performance leaders. This caused the fund to underperform relative to the Russell 1000 Value. However, when interest rates began rising and optimism about the health of the economy began wavering, the better quality companies emphasized by the management team outperformed the market. For the latter part of the fiscal year, the fund outperformed its benchmark as the market environment shifted to favor the fundamentally strong, reasonably priced stocks that we emphasize.

In searching for companies with strong fundamentals and lower prices, we favored sectors such as energy, basic materials and industrials as part of a strategy to emphasize companies and industries that have been forced into consolidation. These tend to be areas where valuations are low, excess capacity has been eliminated, restructuring has occurred and profitability is beginning to recover as demand increases.

The fund's emphasis in the energy and basic materials sectors had a positive impact on performance. The decision to emphasize natural gas and exploration companies at the expense of multi-national, integrated oil companies proved to be correct. Performance leaders among energy holdings included XTO Energy and EOG Resources. In basic materials, Peabody Energy and Phelps Dodge helped to drive the fund's performance relative to the index in the basic materials sector.

The underweight in the information technology sector held back performance, while several investments in financial services also detracted from fund returns. Technology stocks tended to perform well, particularly during the first six months, when market investors seemed to favor those sectors that had been the performance leaders in the late 1990's. However, the management team was skeptical that these sectors would be the leaders of the next business cycle and we were concerned about overcapacity in information technology. In financial services, we favored larger companies with the ability to acquire others and move into new geographical markets. Holdings such as Washington Mutual and Merrill Lynch underperformed, while the decision not to own FleetBank also held back performance when it was acquired by Bank of America at a premium price.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I and IS shares are only available to institutional shareholders with a minimum $1 million investment.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$1,005.00	$ 5.38
Class B	$1,000.00	$1,000.99	$ 8.86
Class C	$1,000.00	$1,001.02	$ 8.86
Class I	$1,000.00	$1,005.66	$ 3.89
Class IS	$1,000.00	$1,004.91	$ 5.13
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,019.49	$ 5.42
Class B	$1,000.00	$1,016.01	$ 8.92
Class C	$1,000.00	$1,016.01	$ 8.92
Class I	$1,000.00	$1,020.98	$ 3.92
Class IS	$1,000.00	$1,019.74	$ 5.17

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.08% for Class A, 1.78% for Class B, 1.78% for Class C, 0.78% for Class I and 1.03% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS A	2004	2003	2002[1,2,3]
Net asset value, beginning of period	$19.17	$17.78	$21.93
Income from investment operations
Net investment income	0.21	0.19	0.02
Net realized and unrealized gains or losses on securities	2.46	1.39	-4.17
Total from investment operations	2.67	1.58	-4.15
Distributions to shareholders from
Net investment income	-0.21	-0.19	0
Net asset value, end of period	$21.63	$19.17	$17.78
Total return[4]	13.97%	8.98%	-18.92%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,803	$900	$59
Ratios to average net assets
Expenses[5]	1.08%	1.08%	0.67%[6]
Net investment income	0.96%	1.01%	0.19%[6]
Portfolio turnover rate	61%	71%	39%

[1]   For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

[2]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS B	2004	2003	2002[1,2,3]
Net asset value, beginning of period	$19.15	$17.75	$21.93
Income from investment operations
Net investment income	0.07	0.07	0
Net realized and unrealized gains or losses on securities	2.45	1.42	-4.18
Total from investment operations	2.52	1.49	-4.18
Distributions to shareholders from
Net investment income	-0.08	-0.09	0
Net asset value, end of period	$21.59	$19.15	$17.75
Total return[4]	13.16%	8.43%	-19.06%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,783	$1,066	$199
Ratios to average net assets
Expenses[5]	1.78%	1.80%	1.90%[6]
Net investment income	0.26%	0.32%	0.06%[6]
Portfolio turnover rate	61%	71%	39%

[1]   For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

[2]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
CLASS C	2004	2003	2002[1,2,3]
Net asset value, beginning of period	$19.15	$17.76	$21.93
Income from investment operations
Net investment income	0.07	0.07	0
Net realized and unrealized gains or losses on securities	2.44	1.41	-4.17
Total from investment operations	2.51	1.48	-4.17
Distributions to shareholders from
Net investment income	-0.08	-0.09	0
Net asset value, end of period	$21.58	$19.15	$17.76
Total return[4]	13.13%	8.38%	-19.02%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,185	$656	$139
Ratios to average net assets
Expenses[5]	1.78%	1.80%	1.82%[6]
Net investment income (loss)	0.26%	0.33%	-0.06%[6]
Portfolio turnover rate	61%	71%	39%

[1]   For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

[2]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[3]   Net investment income per share is based on average shares outstanding during the period.

[4]   Excluding applicable sales charges

[5]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[6]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended June 30,
CLASS I	2004	2003	2002[1,2]	2001[1,3]	2001[1]	2000[1]
Net asset value, beginning of period	$19.18	$17.76	$23.05	$23.00	$21.31	$23.72
Income from investment operations
Net investment income	0.27	0.24	0.65	0.02	0.23	0.25
Net realized and unrealized gains or losses on securities	2.45	1.42	-5.52	0.04	1.97	-1.95
Total from investment operations	2.72	1.66	-4.87	0.06	2.20	-1.70
Distributions to shareholders from
Net investment income	-0.27	-0.24	-0.22	-0.01	-0.23	-0.29
Net realized gains	0	0	-0.20	0	-0.28	-0.42
Total distributions to shareholders	-0.27	-0.24	-0.42	-0.01	-0.51	-0.71
Net asset value, end of period	$21.63	$19.18	$17.76	$23.05	$23.00	$21.31
Total return	14.24%	9.46%	-21.40%	0.28%	10.38%	-7.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$743,224	$700,894	$732,110	$835,732	$815,097	$750,470
Ratios to average net assets
Expenses[4]	0.78%	0.80%	0.77%	0.76%[5]	0.75%	0.75%
Net investment income	1.28%	1.36%	1.07%	0.78%[5]	1.01%	1.14%
Portfolio turnover rate	61%	71%	39%	3%	38%	31%

[1]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,				Year Ended June 30,
CLASS IS	2004	2003	2002[1,2]	2001[1,3]	2001[1]	2000[1]
Net asset value, beginning of period	$19.17	$17.76	$23.04	$22.99	$21.32	$23.72
Income from investment operations
Net investment income	0.21	0.20	0.54	0	0.18	0.19
Net realized and unrealized gains or losses on securities	2.47	1.41	-5.45	0.05	1.94	-1.93
Total from investment operations	2.68	1.61	-4.91	0.05	2.12	-1.74
Distributions to shareholders from
Net investment income	-0.22	-0.20	-0.17	0	-0.17	-0.24
Net realized gains	0	0	-0.20	0	-0.28	-0.42
Total distributions to shareholders	-0.22	-0.20	-0.37	0	-0.45	-0.66
Net asset value, end of period	$21.63	$19.17	$17.76	$23.04	$22.99	$21.32
Total return	14.03%	9.14%	-21.58%	0.26%	10.06%	-7.56%
Ratios and supplemental data
Net assets, end of period (thousands)	$8,341	$6,728	$5,765	$9,884	$10,093	$6,724
Ratios to average net assets
Expenses[4]	1.03%	1.05%	1.01%	1.01%[5]	1.01%	1.00%
Net investment income	1.03%	1.10%	0.82%	0.54%[5]	0.75%	0.87%
Portfolio turnover rate	61%	71%	39%	3%	38%	31%

[1]   Reflects a 10 for 1 stock split issued on April 26, 2002.

[2]   Net investment income per share is based on average shares outstanding during the period.

[3]   For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

July 31, 2004

	Shares	Value

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 8.5%
Media 7.0%
Comcast Corp., Class A *	546,135	$ 14,636,418
Liberty Media Corp., Class A *	1,033,050	8,760,264
New York Times Co., Class A	67,619	2,812,950
News Corp., Ltd., ADR	347,058	11,026,033
Time Warner, Inc. *	953,453	15,874,993
53,110,658
Textiles, Apparel & Luxury Goods 1.5%
Jones Apparel Group, Inc.	38,933	1,454,147
Liz Claiborne, Inc.	275,998	9,988,368
11,442,515
CONSUMER STAPLES 8.3%
Beverages 2.5%
Anheuser-Busch Companies, Inc.	151,567	7,866,327
PepsiCo, Inc.	217,280	10,864,000
18,730,327
Food & Staples Retailing 0.7%
SUPERVALU, Inc.	181,464	5,182,612
Food Products 1.6%
H.J. Heinz Co.	177,217	6,537,535
Kellogg Co.	127,507	5,311,942
11,849,477
Household Products 1.7%
Kimberly-Clark Corp.	107,833	6,908,860
Procter & Gamble Co.	115,410	6,018,632
12,927,492
Tobacco 1.8%
Altria Group, Inc.	294,590	14,022,484
ENERGY 11.5%
Energy Equipment & Services 0.7%
Halliburton Co.	149,710	4,753,293
Oil & Gas 10.8%
BP plc, ADR	144,232	8,128,916
ChevronTexaco Corp.	82,245	7,866,734
ConocoPhillips	123,066	9,693,909
Devon Energy Corp.	106,578	7,406,105
EOG Resources, Inc.	95,096	6,043,351
Exxon Mobil Corp.	602,510	27,896,213
Marathon Oil Corp.	212,438	8,002,539
XTO Energy, Inc.	228,179	6,822,552
81,860,319
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
FINANCIALS 27.6%
Capital Markets 3.5%
Merrill Lynch & Co., Inc.	245,489	$ 12,205,713
Morgan Stanley	284,192	14,019,191
26,224,904
Commercial Banks 8.5%
Bank of America Corp.	336,128	28,574,241
U.S. Bancorp	583,485	16,512,626
Wells Fargo & Co.	330,771	18,989,563
64,076,430
Consumer Finance 1.1%
American Express Co.	170,628	8,574,057
Diversified Financial Services 6.2%
Citigroup, Inc.	650,723	28,690,377
J.P. Morgan Chase & Co.	488,770	18,245,784
46,936,161
Insurance 5.0%
Allstate Corp.	237,918	11,201,179
American International Group, Inc.	260,498	18,404,184
SAFECO Corp.	174,309	8,202,982
37,808,345
Thrifts & Mortgage Finance 3.3%
Sovereign Bancorp, Inc. (p)	376,525	8,196,949
Washington Mutual, Inc.	432,376	16,776,189
24,973,138
HEALTH CARE 7.0%
Health Care Equipment & Supplies 1.0%
Medtronic, Inc.	156,131	7,755,027
Health Care Providers & Services 0.8%
AmerisourceBergen Corp.	106,634	5,764,634
Pharmaceuticals 5.2%
Abbott Laboratories	176,196	6,933,312
Merck & Co., Inc.	165,739	7,516,264
Pfizer, Inc.	422,846	13,514,158
Wyeth	317,973	11,256,244
39,219,978
INDUSTRIALS 11.0%
Aerospace & Defense 2.6%
Honeywell International, Inc.	233,314	8,774,939
Northrop Grumman Corp.	211,796	11,140,470
19,915,409
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 5.0%
3M Co.	108,757	$ 8,957,227
General Electric Co.	413,194	13,738,700
Tyco International, Ltd.	484,640	15,023,840
37,719,767
Machinery 3.4%
Deere & Co.	161,906	10,169,316
Illinois Tool Works, Inc.	79,218	7,170,813
Ingersoll-Rand Co., Ltd., Class A	124,469	8,549,776
25,889,905
INFORMATION TECHNOLOGY 8.6%
Computers & Peripherals 2.2%
Hewlett-Packard Co.	209,332	4,218,040
International Business Machines Corp.	144,099	12,546,700
16,764,740
Electronic Equipment & Instruments 1.2%
Ingram Micro, Inc., Class A *	465,053	6,627,005
Thermo Electron Corp. *	104,047	2,676,089
9,303,094
IT Services 1.3%
First Data Corp.	224,653	10,021,770
Semiconductors & Semiconductor Equipment 0.6%
Intel Corp.	165,915	4,045,008
Software 3.3%
Microsoft Corp.	635,323	18,081,292
Oracle Corp. *	652,400	6,856,724
24,938,016
MATERIALS 5.4%
Chemicals 1.0%
Monsanto Co.	208,778	7,570,290
Metals & Mining 2.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	261,564	9,115,505
Peabody Energy Corp.	108,031	6,069,182
Phelps Dodge Corp.	85,219	6,641,969
21,826,656
Paper & Forest Products 1.5%
International Paper Co.	260,138	11,245,766
TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 4.3%
ALLTEL Corp.	149,034	7,749,768
Verizon Communications, Inc.	636,394	24,526,625
32,276,393
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2004

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunications Services 1.1%
Nextel Communications, Inc., Class A *	384,209	$ 8,744,597
UTILITIES 4.1%
Electric Utilities 4.1%
Entergy Corp.	157,684	9,066,830
Exelon Corp.	387,418	13,520,887
PG&E Corp. *	292,248	8,340,758
30,928,475
Total Common Stocks (cost $638,003,501)		736,401,737
SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional Money Market Fund (o)	21,061,845	21,061,845
Navigator Prime Portfolio (pp)	6,356,138	6,356,138
Total Short-Term Investments (cost $27,417,983)		27,417,983
Total Investments (cost $665,421,484) 101.0%		763,819,720
Other Assets and Liabilities (1.0%)		(7,482,195)
Net Assets 100.0%		$ 756,337,525

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of July 31, 2004:

Financials	28.3%
Energy	11.8%
Industrials	11.3%
Consumer Discretionary	8.8%
Consumer Staples	8.5%
Information Technology	8.5%
Health Care	7.5%
Telecommunication Services	5.6%
Materials	5.5%
Utilities	4.2%
100.0%
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004

Assets
Investments in securities, at value (cost $665,421,484) including
$6,149,916 of securities loaned	$ 763,819,720
Receivable for securities sold	3,495,512
Receivable for Fund shares sold	290,981
Dividends receivable	1,120,831
Receivable for securities lending income	585
Prepaid expenses and other assets	46,372

Total assets	768,774,001

Liabilities
Dividends payable	422,769
Payable for securities purchased	3,583,684
Payable for Fund shares redeemed	1,968,860
Payable for securities on loan	6,356,138
Advisory fee payable	38,491
Distribution Plan expenses payable	452
Due to other related parties	7,211
Accrued expenses and other liabilities	58,871

Total liabilities	12,436,476

Net assets	$ 756,337,525

Net assets represented by
Paid-in capital	$ 727,602,948
Undistributed net investment income	137,729
Accumulated net realized losses on securities	(69,801,388)
Net unrealized gains on securities	98,398,236

Total net assets	$ 756,337,525

Net assets consists of
Class A	$ 1,803,443
Class B	1,783,223
Class C	1,185,299
Class I	743,224,415
Class IS	8,341,145

Total net assets	$ 756,337,525

Shares outstanding
Class A	83,389
Class B	82,610
Class C	54,927
Class I	34,357,745
Class IS	385,620

Net asset value per share
Class A	$ 21.63
Class A -- Offering price (based on sales charge of 5.75%)	$ 22.95
Class B	$ 21.59
Class C	$ 21.58
Class I	$ 21.63
Class IS	$ 21.63

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended July 31, 2004

Investment income
Dividends (net of foreign withholding taxes of $51,765)	$ 15,914,030

Expenses
Advisory fee	4,803,770
Distribution Plan expenses
Class A	3,615
Class B	14,657
Class C	9,658
Class IS	18,794
Administrative services fee	774,289
Transfer agent fees	91,226
Trustees' fees and expenses	10,379
Printing and postage expenses	65,020
Custodian and accounting fees	195,968
Registration and filing fees	31,935
Professional fees	26,651
Other	27,149

Total expenses	6,073,111
Less: Expense reductions	(2,268)

Net expenses	6,070,843

Net investment income	9,843,187

Net realized and unrealized gains or losses on securities
Net realized gains on securities	58,230,185
Net change in unrealized gains or losses on securities	36,608,103

Net realized and unrealized gains or losses on securities	94,838,288

Net increase in net assets resulting from operations	$ 104,681,475

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,
	2004		2003

Operations
Net investment income		$ 9,843,187		$ 9,004,580
Net realized gains or losses on securities		58,230,185		(77,211,904)
Net change in unrealized gains or losses on securities		36,608,103		125,554,528

Net increase in net assets resulting from operations		104,681,475		57,347,204

Distributions to shareholders from
Net investment income
Class A		(11,873)		(4,336)
Class B		(5,217)		(3,118)
Class C		(3,455)		(1,927)
Class I		(9,849,832)		(8,825,448)
Class IS		(80,270)		(62,723)

Total distributions to shareholders		(9,950,647)		(8,897,552)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	56,562	1,209,779	122,954	2,207,170
Class B	41,132	849,358	54,388	967,068
Class C	36,244	758,093	32,042	575,977
Class I	8,037,100	164,001,151	15,732,339	278,767,063
Class IS	244,988	5,121,944	172,933	3,083,707

		171,940,325		285,600,985

Net asset value of shares issued in reinvestment of distributions
Class A	506	10,586	198	3,534
Class B	201	4,149	144	2,555
Class C	114	2,355	94	1,667
Class I	104,486	2,174,314	163,785	2,876,418
Class IS	2,261	47,176	1,982	35,148

		2,238,580		2,919,322

Automatic conversion of Class B shares to Class A shares
Class A	5,291	104,783	23	435
Class B	(5,296)	(104,783)	(23)	(435)

		0		0

Payment for shares redeemed
Class A	(25,943)	(553,786)	(79,538)	(1,416,344)
Class B	(9,106)	(191,393)	(10,026)	(179,342)
Class C	(15,677)	(329,293)	(5,708)	(99,209)
Class I	(10,332,796)	(217,320,847)	(20,574,038)	(360,666,452)
Class IS	(212,559)	(4,421,977)	(148,662)	(2,634,662)

		(222,817,296)		(364,996,009)

Net decrease in net assets resulting from capital share transactions		(48,638,391)		(76,475,702)

Total increase (decrease) in net assets		46,092,437		(28,026,050)
Net assets
Beginning of period		710,245,088		738,271,138

End of period		$ 756,337,525		710,245,088

Undistributed net investment income		$ 137,729		245,189

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Value Fund Fund (the "Fund") is a diversified series of Evergreen Select Equity Trust Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Institutional ("Class I") and Institutional Service ("Class IS") shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year after the month of purchase. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are no longer sold with a front-end sales charge but are still subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.62% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

20

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2004, the Fund paid brokerage commissions of $139,207 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2004, EIS received $1,092 from the sale of Class A shares and $1,522 and $226 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $456,175,353 and $491,848,795, respectively, for the year ended July 31, 2004.

During the year ended July 31, 2004, the Fund loaned securities to certain brokers. At July 31, 2004, the value of securities on loan and the value of collateral amounted to $6,149,916 and $6,356,138, respectively. During the year ended July 31, 2004, the Fund earned $20,383 in income from securities lending which is included in dividend income on the Statement of Operations.

On July 31, 2004, the aggregate cost of securities for federal income tax purposes was $670,305,024. The gross unrealized appreciation and depreciation on securities based on tax cost was $113,693,266 and $20,178,570, respectively, with a net unrealized appreciation of $93,514,696.

As of July 31, 2004, the Fund had $64,917,848 in capital loss carryovers for federal income tax purposes with $60,166,275 expiring in 2011 and $4,751,573 expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2004, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed
Ordinary	Unrealized	Capital Loss
Income	Appreciation	Carryover

$ 137,729	$ 93,514,696	$ 64,917,848

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $9,950,647 and $8,897,552 of ordinary income for the years ended July 31, 2004 and July 31, 2003, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended July 31, 2004, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

22

NOTES TO FINANCIAL STATEMENTS continued

12. SUBSEQUENT DISTRIBUTIONS

On August 31, 2004, the Fund declared distributions from net investment income to shareholder of record on August 30, 2004. The per share amounts payable on September 1, 2004 are as follows:

Net
Investment
Income

Class A	$ .0282

Class B	.0163

Class C	.0168

Class IS	.0290

Class I	.0331

These distributions are not reflected in the accompanying financial statements.

13. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

14. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through

23

NOTES TO FINANCIAL STATEMENTS continued

January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Value Fund, a series of Evergreen Select Equity Trust, as of July 31, 2004, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Value Fund, as of July 31, 2004, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with accounting principles generally accepted in the United States of America.

Boston, Massachusetts
September 10, 2004

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2004 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2004, the Fund designates 100% of ordinary income and short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2004 year-end tax information will be reported to you on your 2004 Form 1099-DIV, which shall be provided to you in early 2005.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567511rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Item 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 2 series of the Registrant's annual financial statements for the fiscal years ended July 31, 2004 and July 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2003	2004
Audit fees	$40,997	$42,402
Audit-related fees (1)	124	0

Audit and audit-related fees	41,121	42,402
Tax fees (2)	42	43
All other fees	0	0

Total fees	$41,163	$42,445

(1) Audit-related fees consists principally of fees for interfund lending procedures.
(2) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the "Act"), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor's independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the "SEC") has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specified pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds' business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds' ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor's independence.

II. Delegation

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds' financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor's report on management's report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit -related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds' financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC's rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC's prohibited non-audit services is attached to this policy as Exhibit 1. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor's annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor's services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds' investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable at this time. Applicable for closed-end funds only.

Item 9 - Submission of Matters to a Vote of Security Holders
If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 22, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: September 22, 2004